Fees Summary	Dec. 17, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,653,000
Previously Paid Amount	0.00
Total Fee Amount	406.17
Total Offset Amount	0.00
Net Fee	406.17
Narrative - Max Aggregate Offering Price	$ 2,653,000
Final Prospectus	true